Main items related to operating activities - Valuation allowances and overdue receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Main items related to operating activities
Overdue receivables	$ 4,987	$ 5,903	$ 5,481
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	84,725	104,041
Financial assets at end of period	83,240	84,725	104,041
Due in less than 90 days
Main items related to operating activities
Overdue receivables	2,708	3,211	3,328
Due between 90 days and 6 months
Main items related to operating activities
Overdue receivables	443	420	672
Due between 6 and 12 months
Main items related to operating activities
Overdue receivables	815	993	571
Due after 12 months
Main items related to operating activities
Overdue receivables	1,021	1,278	910
Accounts receivable
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	23,442	24,378
Financial assets at end of period	19,281	23,442	24,378
Accounts receivable | Valuation allowance/Cumulative impairments
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	(892)	(826)	(793)
Increase (net)	(53)	(82)	(98)
Currency translation adjustments and other variations	43	16	65
Financial assets at end of period	(902)	(892)	(826)
Other current assets | Valuation allowance/Cumulative impairments
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Financial assets at beginning of period	(273)	(325)	(268)
Increase (net)	1	(7)	(83)
Currency translation adjustments and other variations	18	59	26
Financial assets at end of period	$ (254)	$ (273)	$ (325)